INCOME TAXES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Increase in the valuation allowance	$ 45,158,448	$ 201,569	$ 2,934,446
Future taxable income need to generate to fully utilize the net deferred income tax asset	226,815,580
Net operating losses carryforwards
Provision for income tax	0
PRC
Net operating losses carryforwards
Net operating losses carryforwards	159,425,266
Withholding tax rate on dividend distributed by a foreign entity to its immediate holding company outside of China (as a percent)	10.00%
Amount of the unrecognized deferred tax liability on undistributed earnings to be reinvested indefinitely	25,500,000
Undistributed earnings of subsidiaries considered to be reinvested indefinitely	255,300,000
Switzerland
Net operating losses carryforwards
Net operating losses carryforwards	$ 32,677,106